Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Dec. 31, 2024
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment, Estimated useful lives	10 years
Office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment, Estimated useful lives	5 years
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment, Estimated useful lives	5 years
Molds [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment, Estimated useful lives	5 years
Minimum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment, Estimated useful lives	20 years
Maximum [Member] | Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plants and equipment, Estimated useful lives	40 years